Schedule of trade receivables (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables
Trade receivables	$ 2,188,385	$ 1,811,626	$ 1,443,832
Trade receivables from related party			302,309
Total trade and current receivables		$ 1,811,626	$ 1,746,141